Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock	Preferred Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Stock	Total
Beginning Balance, Shares at Dec. 31, 2016	5,269,053	25
Beginning Balance, Amount at Dec. 31, 2016	$ 13,172,633	$ 2,500,000	$ 30,825,658	$ 10,666,782	$ (90,779)	$ (2,622,777)	$ 54,451,517
Comprehensive income
Net income	0	0	0	6,231,298	0	0	6,231,298
Other comprehensive loss	0	0	0	0	(138,212)	0	(138,212)
Total comprehensive income							6,093,086
Reclassification adjustment for effect of enacted tax law changes	0	0	0	45,106	(45,106)	0	0
Cash dividends declared - common stock	0	0	0	(3,453,884)	0	0	(3,453,884)
Cash dividends declared - preferred stock	$ 0	$ 0	0	(101,563)	0	0	(101,563)
Issuance of common stock, shares	53,267	0
Issuance of common stock, amount	$ 133,167	$ 0	813,531	0	0	0	946,698
Ending Balance, Shares at Dec. 31, 2017	5,322,320	25
Ending Balance, Amount at Dec. 31, 2017	$ 13,305,800	$ 2,500,000	31,639,189	13,387,739	(274,097)	(2,622,777)	57,935,854
Comprehensive income
Net income	0	0	0	8,397,532	0	0	8,397,532
Other comprehensive loss	0	0	0	0	(373,487)	0	(373,487)
Total comprehensive income							8,024,045
Cash dividends declared - common stock	0	0	0	(3,799,864)	0	0	(3,799,864)
Cash dividends declared - preferred stock	$ 0	$ 0	0	(103,125)	0	0	(103,125)
Issuance of common stock, shares	59,783	0
Issuance of common stock, amount	$ 149,458	$ 0	897,343	0	0	0	1,046,801
Redemption of preferred stock, shares	0	(5)
Redemption of preferred stock, amount	$ 0	$ (500,000)	0	0	0	0	(500,000)
Ending Balance, Shares at Dec. 31, 2018	5,382,103	20
Ending Balance, Amount at Dec. 31, 2018	$ 13,455,258	$ 2,000,000	$ 32,536,532	$ 17,882,282	$ (647,584)	$ (2,622,777)	$ 62,603,711